Document And Entity Information	Nov. 14, 2022
Document Information [Line Items]
Entity, Registrant Name	BIO-key International, Inc.
Document, Type	8-K
Document, Period End Date	Nov. 14, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-13463
Entity, Tax Identification Number	41-1741861
Entity, Address, Address Line One	3349 Highway 138, Building A, Suite E
Entity, Address, City or Town	Wall
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07719
City Area Code	732
Local Phone Number	359-1100
Title of 12(b) Security	Common Stock
Trading Symbol	BKYI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001019034